PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balance		₪ 1,207
Balance		1,180	[1]	₪ 1,207
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,881		3,152		₪ 3,505
Additions		274		116		141
Disposals		229		387		494
Balance		2,926		2,881		3,152
Cost [Member] | Other Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,003	[2]	2,187	[2]	2,504
Additions		55		51	[2]	106	[2]
Disposals		165		235		423
Balance		1,893		2,003	[2]	2,187	[2]
Cost [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		207		264		303
Additions		7		17			[3]
Disposals		60		74		39
Balance		154		207		264
Cost [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		508		486		469
Additions		97		22		19
Disposals		1				2
Balance		604		508		486
Cost [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		29		12
Additions		109		17		12
Disposals	[3]
Balance		138		29		12
Cost [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		134	[2]	203		229
Additions		6		9	[2]	4
Disposals		3		78		30
Balance		137		134	[2]	203
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,674		1,738		1,844
Depreciation		301		316		376
Impairment charges	[4]					12
Disposals		229		380		494
Balance		1,746		1,674		1,738
Accumulated depreciation [Member] | Other Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,224	[2]	1,231	[2]	1,379
Depreciation		204		223	[2]	270	[2]
Impairment charges	[4]					5
Disposals		165		230		423
Balance		1,263		1,224	[2]	1,231	[2]
Accumulated depreciation [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		146		191		178
Depreciation		22		29		45
Impairment charges	[4]					7
Disposals		60		74		39
Balance		108		146		191
Accumulated depreciation [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		218		183		151
Depreciation		36		35		34
Disposals		1				2
Balance		253		218		183
Accumulated depreciation [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		7		1
Depreciation		24		6		1
Balance		31		7		1
Accumulated depreciation [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		79		132		136
Depreciation		15		23		26
Disposals		3		76		30
Balance		91		79		132
Carrying amounts, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,207		1,414
Balance		1,180		1,207		1,414
Carrying amounts, net [Member] | Other Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[2]	779		956
Balance		630		779	[2]	956	[2]
Carrying amounts, net [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		61		73
Balance		46		61		73
Carrying amounts, net [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		290		303
Balance		351		290		303
Carrying amounts, net [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		22		11
Balance		107		22		11
Carrying amounts, net [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		55	[2]	71
Balance		₪ 46		₪ 55	[2]	₪ 71

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[2]	Reclassified
[3]	Representing an amount of less than 1 million.
[4]	See note 13(2)